Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS I

AMG FQ Global Risk-Balanced Fund

Supplement dated November 20, 2020 to the Summary Prospectus, dated March 1, 2020, as revised May 15, 2020,

and the Prospectus, dated March 1, 2020, as supplemented May 15, 2020

The following information supplements and supersedes any information to the contrary relating to AMG FQ Global Risk-Balanced Fund (the “Fund”), a series of AMG Funds I, contained in the Fund’s Summary Prospectus and Prospectus, dated, revised and supplemented as noted above.

The Average Annual Total Returns table in the section titled “Performance” on page 4 of the Summary Prospectus and in the section titled “Summary of The Funds – AMG FQ Global Risk-Balanced Fund – Performance” beginning on page 8 of the Prospectus is deleted and replaced with the following:

Average Annual Total Returns as of 12/31/19

AMG FQ Global Risk-Balanced Fund	1 Year	5 Years	10 Years	Since Inception[1]
Class Z Return Before Taxes	20.31%	6.16%	6.42%	—

Class Z Return After Taxes on Distributions	18.45%	5.28%	5.38%	—

Class Z Return After Taxes on Distributions and Sale of Fund Shares	12.02%	4.42%	4.65%	—

Class N Return Before Taxes	19.80%	5.67%	—	5.92%

Class I Return Before Taxes	20.06%	6.03%	—	6.30%

60% MSCI World/40% FTSE World Government Bond – Hedged (reflects no deduction for fees, expenses or taxes)	19.85%	7.40%	8.06%	8.07%

60% MSCI World/40% FTSE World Government Bond – Unhedged (reflects no deduction for fees, expenses or taxes)	18.68%	6.23%	6.61%	6.61%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%	13.57%

[1]	Class N, Class I and Index performance shown reflects performance since the inception date of the Fund’s Class N and Class I shares on January 1, 2010.

AMG FQ Global Risk-Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS I

AMG FQ Global Risk-Balanced Fund

Supplement dated November 20, 2020 to the Summary Prospectus, dated March 1, 2020, as revised May 15, 2020,

and the Prospectus, dated March 1, 2020, as supplemented May 15, 2020

The following information supplements and supersedes any information to the contrary relating to AMG FQ Global Risk-Balanced Fund (the “Fund”), a series of AMG Funds I, contained in the Fund’s Summary Prospectus and Prospectus, dated, revised and supplemented as noted above.

The Average Annual Total Returns table in the section titled “Performance” on page 4 of the Summary Prospectus and in the section titled “Summary of The Funds – AMG FQ Global Risk-Balanced Fund – Performance” beginning on page 8 of the Prospectus is deleted and replaced with the following:

Average Annual Total Returns as of 12/31/19

AMG FQ Global Risk-Balanced Fund	1 Year	5 Years	10 Years	Since Inception[1]
Class Z Return Before Taxes	20.31%	6.16%	6.42%	—

Class Z Return After Taxes on Distributions	18.45%	5.28%	5.38%	—

Class Z Return After Taxes on Distributions and Sale of Fund Shares	12.02%	4.42%	4.65%	—

Class N Return Before Taxes	19.80%	5.67%	—	5.92%

Class I Return Before Taxes	20.06%	6.03%	—	6.30%

60% MSCI World/40% FTSE World Government Bond – Hedged (reflects no deduction for fees, expenses or taxes)	19.85%	7.40%	8.06%	8.07%

60% MSCI World/40% FTSE World Government Bond – Unhedged (reflects no deduction for fees, expenses or taxes)	18.68%	6.23%	6.61%	6.61%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%	13.57%

[1]	Class N, Class I and Index performance shown reflects performance since the inception date of the Fund’s Class N and Class I shares on January 1, 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/19
AMG FQ Global Risk-Balanced Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.80%
5 Years	rr_AverageAnnualReturnYear05	5.67%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.92%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010
AMG FQ Global Risk-Balanced Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.06%
5 Years	rr_AverageAnnualReturnYear05	6.03%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010
AMG FQ Global Risk-Balanced Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.31%
5 Years	rr_AverageAnnualReturnYear05	6.16%
10 Years	rr_AverageAnnualReturnYear10	6.42%
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
AMG FQ Global Risk-Balanced Fund | Return After Taxes on Distributions | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.45%
5 Years	rr_AverageAnnualReturnYear05	5.28%
10 Years	rr_AverageAnnualReturnYear10	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
AMG FQ Global Risk-Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.02%
5 Years	rr_AverageAnnualReturnYear05	4.42%
10 Years	rr_AverageAnnualReturnYear10	4.65%
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
AMG FQ Global Risk-Balanced Fund | 60% MSCI World/40% FTSE World Government Bond – Hedged (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.85%
5 Years	rr_AverageAnnualReturnYear05	7.40%
10 Years	rr_AverageAnnualReturnYear10	8.06%
Since Inception	rr_AverageAnnualReturnSinceInception	8.07%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010
AMG FQ Global Risk-Balanced Fund | 60% MSCI World/40% FTSE World Government Bond – Unhedged (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.68%
5 Years	rr_AverageAnnualReturnYear05	6.23%
10 Years	rr_AverageAnnualReturnYear10	6.61%
Since Inception	rr_AverageAnnualReturnSinceInception	6.61%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010
AMG FQ Global Risk-Balanced Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
Since Inception	rr_AverageAnnualReturnSinceInception	13.57%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010

[1]	Class N, Class I and Index performance shown reflects performance since the inception date of the Fund’s Class N and Class I shares on January 1, 2010.